Segmental information - Geographic analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Sales	$ 27,964	$ 27,891	$ 28,270
Non-current assets	29,903	28,686	27,376
United States
Disclosure of geographical areas [line items]
Sales	8,138	8,041	8,366
Non-current assets	7,467	7,642	7,328
India
Disclosure of geographical areas [line items]
Sales	3,233	3,247	3,301
Non-current assets	2,173	2,207	2,265
Great Britain
Disclosure of geographical areas [line items]
Sales	2,989	2,849	2,565
Non-current assets	4,505	3,969	3,665
Rest of World
Disclosure of geographical areas [line items]
Sales	13,604	13,754	14,038
Non-current assets	$ 15,758	$ 14,868	$ 14,118